STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Statutory reserve accrued	$ 0		¥ 0	$ 0
Restricted net assets	$ 49,824	$ 48,920		$ 40,134
PRC
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Required maximum percentage of statutory surplus reserve to registered capital	50.00%
Required minimum percentage of after tax profits to allocate to statutory common reserve	10.00%
Maximum
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Percentage of profit appropriation made to reserve fund required amount of registered capital	50.00%